Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations
Alabama — 3.3%
Black Belt Energy Gas District RB
4.00%, 12/01/21	$485	$490,815
4.00%, 06/01/22	170	175,141
4.00%, 12/01/22	240	251,628
4.00%, 06/01/23	240	255,991
Series A, VRDN, 4.00%, 08/01/47 (Put 07/01/22)(a)(b)	4,000	4,121,120
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	202,508
Southeast Alabama Gas Supply District (The) RB, Series A, 4.00%, 06/01/22	1,500	1,546,980
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/22	355	370,230
Series A, 4.00%, 10/01/23	450	485,401
Series B, 4.00%, 06/01/24	1,200	1,325,088
		9,224,902
Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB, 5.00%, 12/01/21	400	406,360
California — 0.7%
California County Tobacco Securitization Agency RB, Series A, 4.00%, 06/01/22	545	562,434
State of California GO, 5.00%, 12/01/24	1,190	1,380,650
		1,943,084
Colorado — 2.2%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	277,308
City of Colorado Springs Co. Utilities System Revenue RB, Series B, 0.04%, 11/01/36 (Put 07/30/21)(a)(b)	5,865	5,865,000
		6,142,308
Connecticut — 3.1%
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/22	500	515,970
State of Connecticut GO
Series A, 3.00%, 01/15/23	2,000	2,084,360
Series C, VRDN, 0.04%, 05/15/34 (Put 07/30/21)(a)(b)	1,920	1,920,000
Series C, 3.00%, 06/01/22	900	921,807
Series C, 5.00%, 07/15/22	900	942,102
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,007,680
State of Connecticut Special Tax Revenue ST, 5.00%, 05/01/22	200	207,360
		8,599,279
District of Columbia — 3.2%
District of Columbia RB, 0.07%, 04/01/38 (Put 07/30/21)(a)(b)	2,890	2,890,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2019, 0.07%, 10/01/53 (Put 10/01/29)(a)(b)(c)	6,135	6,135,000
		9,025,000
Florida — 2.8%
Alachua County Health Facilities Authority RB, 5.00%, 12/01/21	390	396,259
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,766,525
County of Osceola FL Transportation Revenue RB, Series A-1, 5.00%, 10/01/21	300	302,211
County of Palm Beach FL RB, 0.04%, 07/01/32 (Put 08/02/21)(a)(b)	2,800	2,800,000
Miami-Dade County Industrial Development Authority RB, 0.58%, 08/01/23	1,000	1,000,000
	Par
Security	(000)	Value

Florida (continued)
Tender Option Bond Trust Receipts/Certificates RB, Series 2020, 0.06%, 07/01/49 (Put 07/01/30)(a)(b)(c)	$500	$500,000
		7,764,995
Georgia — 9.7%
Atlanta Urban Residential Finance Authority RB, 1.36%, 12/01/22 (Put 12/01/21)(a)(b)	2,000	2,006,740
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	2,000	2,026,500
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,070,540
Main Street Natural Gas Inc. RB
Series A, VRDN, 4.00%, 04/01/48 (Put 09/01/23)(a)(b)	5,685	6,094,832
Series C, 5.00%, 09/01/21	300	301,086
Series D, VRDN, 0.90%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	5,053,570
Monroe County Development Authority RB, 0.04%, 06/01/49 (Put 07/30/21)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB
5.00%, 01/01/22	3,000	3,059,190
Series B, VRDN, 0.03%, 01/01/48 (Put 07/30/21)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2019, 0.07%, 01/01/44 (Put 07/01/28) (AGM)(a)(b)(c)	1,700	1,700,000
		27,012,458
Illinois — 2.6%
Illinois Development Finance Authority RB
VRDN, 0.02%, 06/01/29 (Put 07/30/21)(a)(b)	1,100	1,100,000
VRDN, 0.02%, 02/01/33 (Put 07/30/21)(a)(b)	2,000	2,000,000
Tender Option Bond Trust Receipts/Certificates GO, Series 2015, 0.06%, 03/01/33 (Put 08/06/21)(a)(b)(c)	4,000	4,000,000
		7,100,000
Indiana — 2.9%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,278,687
Indiana Finance Authority RB
Series A1, VRDN, 0.03%, 02/01/35 (Put 07/30/21)(a)(b)	2,500	2,500,000
Series B, VRDN, 0.03%, 11/01/39 (Put 07/30/21)(a)(b)	1,400	1,400,000
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 06/01/23	1,800	1,960,056
		8,138,743
Iowa — 3.4%
Iowa Finance Authority RB, 0.06%, 04/01/22 (Put 07/30/21)(a)(b)	9,405	9,405,000
Kansas — 2.5%
City of Burlington KS RB
Series A, VRDN, 0.10%, 09/01/35 (Put 07/30/21)(a)(b)	4,000	4,000,000
Series B, VRDN, 0.10%, 09/01/35 (Put 07/30/21)(a)(b)	3,000	3,000,000
		7,000,000
Kentucky — 3.3%
Kentucky Public Energy Authority RB
Series A, 4.00%, 04/01/48 (Put 04/01/24)(a)(b)	2,000	2,184,240
Series C, VRDN, 4.00%, 08/01/21	300	300,000
Kentucky State Property & Building Commission RB, Series A, 5.00%, 11/01/22	1,000	1,059,700
Louisville/Jefferson County Metropolitan Government RB, 0.04%, 06/01/33 (Put 07/30/21)(a)(b)	5,000	5,000,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 0.05%, 12/01/41 (Put 12/01/27) (AGM)(a)(b)(c)	500	500,000
		9,043,940

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Louisiana — 1.5%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB
5.00%, 08/01/21	$865	$865,000
5.00%, 08/01/22 (AGM)	465	487,153
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	412,404
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23 (Call 04/01/23)	2,325	2,456,920
		4,221,477
Massachusetts — 0.7%
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 06/01/22) (HUD SECT 8)	1,000	1,000,690
Series A, 0.40%, 06/01/24 (Call 06/01/23) (HUD SECT 8)	1,000	1,001,320
		2,002,010
Michigan — 1.5%
Michigan Finance Authority RB VRDN, 0.40%, 10/15/23	665	665,206
5.00%, 11/01/22 (ST INTERCEPT)	240	254,191
5.00%, 12/01/22	1,390	1,480,948
Series A, 4.00%, 06/01/22	1,000	1,031,140
Wayne-Westland Community Schools GO, 4.00%, 11/01/21 (Q-SBLF)	780	787,332
		4,218,817
Mississippi — 3.6%
Mississippi Business Finance Corp. RB, Series A, 0.03%, 12/01/30 (Put 08/02/21)(a)(b)	10,000	10,000,000

Missouri — 1.0%
City of Washington MO COP, 5.00%, 03/01/22	350	359,226
County of Greene MO COP, Series A, 3.00%, 03/01/23	350	364,935
RBC Municipal Products Inc. Trust RB, Series C, 0.08%, 09/01/39 (Put 08/06/21)(a)(b)(c)	2,000	2,000,000
		2,724,161
Nebraska — 0.7%
Central Plains Energy Project RB 4.00%, 08/01/21	750	750,000
VRDN, 5.00%, 03/01/50 (Put 01/01/24)(a)(b)	1,000	1,104,420
Douglas County Hospital Authority No. 2 RB, 5.00%, 11/15/21	120	121,622
		1,976,042
New Jersey — 14.3%
Borough of Park Ridge NJ GO, 1.00%, 04/29/22	800	804,200
Jersey City Municipal Utilities Authority RB, 3.00%, 07/01/22	4,000	4,107,440
New Jersey Economic Development Authority RB
5.00%, 06/15/22	200	208,348
5.50%, 09/01/21 (Call 08/25/21)	645	647,109
Series A, 4.00%, 07/01/22	2,000	2,063,460
Series AAA, 5.00%, 06/15/22	1,000	1,041,740
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,604,773
Series B, 5.00%, 11/01/24	1,010	1,160,631
Series NN, 5.00%, 03/01/22	3,875	3,983,151
Series NN, 5.00%, 03/01/23	1,000	1,075,730
Series UU, 5.00%, 06/15/22	2,000	2,083,480
Series UU, 5.00%, 06/15/23	1,575	1,715,962
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,654,560
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	220	229,079
Series A, 5.00%, 06/15/22	750	780,953
	Par
Security	(000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/24	$1,575	$1,783,782
Series A, 5.50%, 12/15/21	425	433,326
Series A, 5.50%, 12/15/22	1,430	1,533,632
Series A, 5.50%, 12/15/22 (AGM-CR)	190	203,956
Series A, 5.50%, 12/15/23	155	174,209
Series B, 5.25%, 12/15/22 (AMBAC)	910	972,845
Series B, 5.50%, 12/15/21 (NPFGC)	2,475	2,524,970
Series D, 5.00%, 12/15/23	470	522,748
Series D, 5.25%, 12/15/23	1,275	1,425,501
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,379,307
Tobacco Settlement Financing Corp. RB, Series A, 5.00%, 06/01/22	3,000	3,119,220
Township of Deptford NJ RB, Series A, 1.00%, 07/13/22	1,478	1,490,079
Township of Evesham NJ GO, 1.00%, 06/14/22	988	994,116
		39,718,307
New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority RB, Series A, 4.00%, 05/01/22	600	616,632
New York — 9.2%
Albany Industrial Development Agency RB, Series A, 0.13%, 07/01/32 (Put 08/05/21)(a)(b)	900	900,000
Amherst Development Corp. RB, Series A, 0.07%, 02/01/35 (Put 07/30/21)(a)(b)	1,730	1,730,000
Monroe County Industrial Development Corp./NY RB, 5.00%, 12/01/21	575	583,504
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,560,062
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series A4, 0.02%, 08/01/39 (Put 07/30/21)(a)(b)	9,400	9,400,000
New York City Water & Sewer System RB, Series AA1, 0.03%, 06/15/50 (Put 07/30/21)(a)(b)	4,200	4,200,000
New York Transportation Development Corp. RB, 5.00%, 12/01/22	495	526,873
Tender Option Bond Trust Receipts/Certificates GO, Series 2020, 0.05%, 09/01/26 (Put 08/06/21)(a)(b)(c)	2,195	2,195,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2020, 0.04%, 07/01/50 (Put 07/01/30)(a)(b)(c)	2,000	2,000,000
Town of Newburgh NY GOL, 1.00%, 05/18/22	820	824,690
Town of Oyster Bay NY GOL, 4.00%, 03/01/23	425	447,444
Village of Kings Point NY RB, 1.00%, 07/22/22	1,300	1,310,764
		25,678,337
North Carolina — 0.1%
North Carolina Turnpike Authority RB, 5.00%, 01/01/22	215	219,225
North Dakota — 2.8%
North Dakota Housing Finance Agency RB, 0.03%, 07/01/36 (Put 08/06/21)(a)(b)	7,915	7,915,000
Ohio — 2.4%
City of Cleveland OH GOL
Series A, 2.00%, 12/01/21	300	301,893
Series A, 2.00%, 12/01/22	300	307,596
Ohio Higher Educational Facility Commission RB, Series B-1, 0.00%, 01/01/39 (Put 07/30/21)(a)(b)(d)	5,975	5,975,000
		6,584,489
Pennsylvania — 5.4%
Allegheny County Hospital Development Authority RB, Series A, 5.00%, 04/01/22	2,000	2,063,740

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
Boyertown Area School District GOL, 2.00%, 09/01/21 (SAW)	$400	$400,516
Connellsville Area School District GOL
4.00%, 08/15/21 (BAM SAW)	500	500,620
4.00%, 08/15/22 (BAM SAW)	500	519,200
DuBois Area School District GOL, Series B, 3.00%, 11/01/21 (BAM SAW)	175	176,157
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	1,071,630
Geisinger Authority RB, 5.00%, 04/01/22	2,000	2,064,640
Muhlenberg School District GOL, 4.00%, 05/15/22 (SAW)	700	720,559
Pennsylvania Economic Development Financing Authority RB VRDN, 0.05%, 12/01/37 (Put 07/30/21)(a)(b)	3,000	3,000,000
Series A, 2.15%, 11/01/21	1,000	1,005,070
Pennsylvania Housing Finance Agency RB
Series 133, 5.00%, 10/01/21	300	302,256
Series 133, 5.00%, 10/01/22	380	400,421
Philadelphia Gas Works Co. RB
5.00%, 08/01/21	1,000	1,000,000
Series A, 5.00%, 08/01/22	1,315	1,376,923
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/22	360	374,361
		14,976,093
Puerto Rico — 1.2%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22	3,000	3,194,940
South Carolina — 0.3%
South Carolina Public Service Authority RB, Series A, 0.05%, 01/01/36 (Put 07/30/21)(a)(b)	900	900,000
Tennessee — 0.5%
Tennergy Corp./TN
Series A, 4.00%, 09/01/22	335	348,390
Series A, 4.00%, 03/01/23	375	396,851
Series A, 4.00%, 09/01/23	320	344,391
Tennessee Energy Acquisition Corp. RB, 5.00%, 11/01/23	250	276,160
		1,365,792
Texas — 9.9%
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 06/01/32 (Put 12/01/22)(a)(b)	4,000	4,252,040
North East Independent School District GO, 0.13%, 08/03/21	5,500	5,500,018
Port of Arthur Navigation District Industrial Development Corp. RB
VRDN, 0.05%, 03/01/42 (Put 09/01/21)(a)(b)	6,000	6,000,000
VRDN, 0.06%, 06/01/41 (Put 08/02/21)(a)(b)	2,000	2,000,000
RBC Municipal Products Inc. Trust, 0.05%, 09/08/21 (Put 08/06/21)(a)(b)(c)	3,000	3,000,000
State of Texas GO
Series A, VRDN, 0.04%, 06/01/44 (Put 08/02/21)(a)(b)	410	410,000
	Par/
	Shares
Security	(000)	Value

Texas (continued)
Series A, VRDN, 0.04%, 06/01/45 (Put 07/30/21)(a)(b)	$2,910	$2,910,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2019, 0.12%, 06/15/27 (Put 08/06/21)(a)(b)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB, 5.00%, 12/15/22	2,000	2,127,000
		27,699,058
Washington — 0.1%
King County Housing Authority RB, 3.00%, 06/01/22	250	255,608
Wisconsin — 0.6%
Public Finance Authority RB
5.00%, 01/01/22	200	203,902
5.00%, 06/01/22	175	181,906
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 10/01/21	400	403,060
Wisconsin Housing & Economic Development Authority RB, Series B, 0.02%, 03/01/41 (Put 07/30/21)(a)(b)	1,000	1,000,000
		1,788,868
Total Municipal Debt Obligations — 95.8%
(Cost $265,983,474)		266,860,925

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 0.01%(e)(f)	11,608	11,610,112

Total Money Market Funds — 4.2%
(Cost: $11,610,112)		11,610,112

Total Investments in Securities — 100.0%
(Cost: $277,593,586)		278,471,037

Other Assets, Less Liabilities — 0.0%		125,802
Net Assets — 100.0%		$278,596,839

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$117,575	$11,492,435	(a)	$—	$101	$1	$11,610,112	11,608	$366	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$266,860,925	$—	$266,860,925
Money Market Funds	11,610,112	—	—	11,610,112
	$11,610,112	$266,860,925	$—	$278,471,037

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM-CR	AGM Insured Custodial Receipt	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
CR	Custodian Receipt	ST	Special Tax
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed

4